Subsequent Events - Additional Information (Detail) - USD ($)	Feb. 21, 2020	Feb. 10, 2020	Apr. 06, 2020	Mar. 31, 2020	Feb. 09, 2020	Dec. 31, 2019
Ventanex
Subsequent Event [Line Items]
Business acquisition of Ventanex		$ 46,800,000
New Credit Agreement
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity		345,000,000			$ 230,000,000
Subsequent Event
Subsequent Event [Line Items]
Notional amount	$ 30,000,000
Swap transaction inception date	Mar. 31, 2020
Swap transaction termination date	Feb. 10, 2025
Subsequent Event | LIBOR
Subsequent Event [Line Items]
Notional amount	$ 30,000,000
Subsequent Event | Ventanex
Subsequent Event [Line Items]
Performance-based earn-out		14,000,000
Subsequent Event | Maximum | Ventanex
Subsequent Event [Line Items]
Business acquisition of Ventanex		50,000,000
Subsequent Event | New Credit Agreement | Delayed Draw Term Loan
Subsequent Event [Line Items]
Borrowed amount			$ 14,400,000
Revolving Credit And Term Loan | New Credit Agreement
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity				$ 20,000,000		$ 20,000,000
Revolving Credit And Term Loan | Subsequent Event | New Credit Agreement
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity		$ 345,000,000			$ 230,000,000